UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Fidelity®
Arizona Municipal
Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,058.50	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 2.77
Fidelity Arizona Municipal Money Market Fund	.17%
Actual		$ 1,000.00	$ 1,000.05	$ .85**
HypotheticalA		$ 1,000.00	$ 1,024.02	$ .86**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Arizona Municipal Money Market Fund would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	20.2	21.8
Special Tax	20.2	18.0
Electric Utilities	16.3	15.1
Water & Sewer	14.1	15.6
Health Care	12.6	11.1
Weighted Average Maturity as of February 29, 2012
		6 months ago
Years	6.2	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	7.5	7.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
AAA 4.6%	AAA 4.1%
AA,A 77.7%	AA,A 75.0%
BBB 16.1%	BBB 16.5%
BB and Below 1.0%	BB and Below 1.0%
Not Rated 0.0%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Arizona - 95.0%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,792,110
5.75% 7/1/23	250,000	296,910
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,267,007
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,105,860
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,842,474
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,477,550
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,377,075
5% 7/1/32	470,000	487,517
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,119,630
Series 2007 B, 1.199% 1/1/37 (c)	1,000,000	710,000
Series 2008 A, 5.25% 1/1/31	1,000,000	1,083,730
Series 2008 D, 6% 1/1/27	1,000,000	1,156,230
Series D, 5.375% 1/1/32	1,000,000	1,087,500
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,067,900
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,848,566
Series 2008:
5.5% 9/1/16	1,680,000	1,944,533
5.75% 9/1/22	1,000,000	1,163,620
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,430
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,164,230
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,291,967
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,059,820
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	455,492
Series 2008 A, 5% 7/1/33	1,000,000	1,114,970
Series 2011 A, 5.25% 7/1/26	1,250,000	1,512,250
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	$ 500,000	$ 600,575
Series 2009 A, 5% 10/1/29	1,000,000	1,167,720
Series 2010 A, 5% 10/1/30	2,000,000	2,334,880
Series 2012 A, 5% 10/1/24 (b)	2,000,000	2,508,460
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	555,050
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,480,715
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,172,363
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,328,782
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,732,220
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,156,490
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,076,629
Series 2005, 5% 12/1/35	1,000,000	979,510
Series 2007:
5% 12/1/27	1,000,000	1,006,370
5% 12/1/32	1,000,000	991,000
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,128,040
7% 7/1/33	2,000,000	2,185,920
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,792,320
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,133,360
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,842,410
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5% 7/1/16	1,000,000	1,123,160
Series 2009 A, 6% 7/1/39	1,000,000	1,124,450
Series A, 5.25% 7/1/32	1,000,000	1,056,390
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,045,280
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,000,000	3,261,300
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,046,780
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	$ 500,000	$ 564,485
5% 7/1/21	1,000,000	1,107,500
Mesa Util. Sys. Rev.:
Series 2011, 5% 7/1/35	2,000,000	2,225,000
5% 7/1/24 (FGIC Insured)	1,000,000	1,230,240
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (c)	2,000,000	2,020,080
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	500,000	537,075
5% 6/1/41	1,250,000	1,332,750
5% 6/1/21 (AMBAC Insured)	1,085,000	1,205,544
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,073,220
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,100,000	1,104,312
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	2,117,080
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	612,904
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,067,980
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,394,225
Series 2011 A, 5% 7/1/18	1,035,000	1,265,981
Series A, 5% 7/1/17	1,000,000	1,208,540
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,902,653
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	810,464
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,142,570
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,315,180
Series 2005:
5% 7/1/20	5,000,000	5,564,950
5% 7/1/29	1,750,000	1,885,678
Phoenix Gen. Oblig. 5.375% 7/1/20	615,000	624,231
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	$ 380,000	$ 415,895
5% 7/1/27 (d)	400,000	428,984
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	650,000	710,808
Series A, 5% 7/1/21 (AMBAC Insured)	910,000	972,981
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,215,060
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/25	1,000,000	1,163,320
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,114,850
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,112,530
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,012,760
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,372,874
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	956,965
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,224,169
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	3,000,000	3,309,720
Series 2006 A, 5% 1/1/37	5,690,000	6,099,963
Series 2008 A:
5% 1/1/24	1,075,000	1,246,258
5% 1/1/33	1,000,000	1,106,640
5% 1/1/38	3,400,000	3,713,140
Series 2010 B, 5% 12/1/26	2,000,000	2,391,980
Series B, 5% 1/1/31	1,340,000	1,374,023
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,244,890
Scottsdale Gen. Oblig. Series 2011, 5% 7/1/20	1,000,000	1,241,910
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	445,548
Series 2008 A:
5% 9/1/16	1,000,000	1,110,920
5% 9/1/23	355,000	378,664
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	$ 1,050,000	$ 1,191,414
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,279,763
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,060,150
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,674,208
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	64,218
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,378,912
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,128,610
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	1,305,000	1,386,928
Series 2011, 6% 7/1/39	2,235,000	2,477,028
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	305,868
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,092,853
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	165,000	177,969
Series 2008 A, 5% 6/1/22	1,315,000	1,511,145
Series 2009 A, 5% 6/1/39	1,000,000	1,084,480
Yavapai County Indl. Dev. Auth. (Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,164,950
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (c)(d)	1,000,000	1,028,940
		163,033,475
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	506,475
Puerto Rico - 3.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	723,443
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	735,945
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2002 A, 5.5% 7/1/18	700,000	797,041
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	$ 1,000,000	$ 1,030,040
Series 2006 C, 5.25% 1/1/15 (d)	500,000	531,880
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (c)	200,000	223,004
Series G, 5.25% 7/1/13	315,000	318,938
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	3,200,000	639,776
Series 2009 A, 6% 8/1/42	1,300,000	1,470,508
Series 2011 C, 0% 8/1/39	1,200,000	282,348
		6,752,923
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	321,447
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $160,711,539)	170,614,320
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,102,509
NET ASSETS - 100%	$ 171,716,829
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	20.2%
Special Tax	20.2%
Electric Utilities	16.3%
Water & Sewer	14.1%
Health Care	12.6%
Education	9.4%
Others* (Individually Less Than 5%)	7.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $160,711,539)		$ 170,614,320
Cash		2,015,613
Receivable for fund shares sold		324,014
Interest receivable		1,703,034
Other receivables		186
Total assets		174,657,167

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,499,700
Payable for fund shares redeemed	163,263
Distributions payable	199,069
Accrued management fee	78,306
Total liabilities		2,940,338

Net Assets		$ 171,716,829
Net Assets consist of:
Paid in capital		$ 162,072,508
Undistributed net investment income		20,898
Accumulated undistributed net realized gain (loss) on investments		(279,358)
Net unrealized appreciation (depreciation) on investments		9,902,781
Net Assets, for 14,301,038 shares outstanding		$ 171,716,829
Net Asset Value, offering price and redemption price per share ($171,716,829 ÷ 14,301,038 shares)		$ 12.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)
Investment Income
Interest		$ 3,366,287

Expenses
Management fee	$ 452,990
Independent trustees' compensation	302
Miscellaneous	225
Total expenses before reductions	453,517
Expense reductions	(384)	453,133
Net investment income (loss)		2,913,154
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		245,234
Change in net unrealized appreciation (depreciation) on investment securities		6,181,634
Net gain (loss)		6,426,868
Net increase (decrease) in net assets resulting from operations		$ 9,340,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,913,154	$ 6,009,653
Net realized gain (loss)	245,234	(221,231)
Change in net unrealized appreciation (depreciation)	6,181,634	(4,084,466)
Net increase (decrease) in net assets resulting from operations	9,340,022	1,703,956
Distributions to shareholders from net investment income	(2,912,577)	(6,005,226)
Distributions to shareholders from net realized gain	(27,968)	-
Total distributions	(2,940,545)	(6,005,226)
Share transactions Proceeds from sales of shares	17,798,814	49,336,317
Reinvestment of distributions	1,661,557	3,411,126
Cost of shares redeemed	(14,521,082)	(72,271,481)
Net increase (decrease) in net assets resulting from share transactions	4,939,289	(19,524,038)
Redemption fees	400	2,402
Total increase (decrease) in net assets	11,339,166	(23,822,906)

Net Assets
Beginning of period	160,377,663	184,200,569
End of period (including undistributed net investment income of $20,898 and undistributed net investment income of $20,321, respectively)	$ 171,716,829	$ 160,377,663
Other Information Shares
Sold	1,513,228	4,364,280
Issued in reinvestment of distributions	141,103	301,275
Redeemed	(1,237,426)	(6,450,026)
Net increase (decrease)	416,905	(1,784,471)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.76	$ 11.12	$ 11.04	$ 11.13	$ 11.39
Income from Investment Operations
Net investment income (loss) D	.208	.420	.416	.425	.419	.418
Net realized and unrealized gain (loss)	.462	(.210)	.639	.112	(.054)	(.205)
Total from investment operations	.670	.210	1.055	.537	.365	.213
Distributions from net investment income	(.208)	(.420)	(.416)	(.425)	(.418)	(.418)
Distributions from net realized gain	(.002)	-	-	(.033)	(.037)	(.055)
Total distributions	(.210)	(.420)	(.416)	(.458)	(.455)	(.473)
Redemption fees added to paid in capital D	- F	- F	.001	.001	- F	- F
Net asset value, end of period	$ 12.01	$ 11.55	$ 11.76	$ 11.12	$ 11.04	$ 11.13
Total Return B,C	5.85%	1.92%	9.69%	5.15%	3.33%	1.87%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.55%	.55%	.55%	.52%	.48%
Net investment income (loss)	3.56% A	3.71%	3.66%	3.97%	3.76%	3.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,717	$ 160,378	$ 184,201	$ 155,053	$ 143,432	$ 129,125
Portfolio turnover rate	6% A	10%	10%	19%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/29/12	% of fund's investments 8/31/11	% of fund's investments 2/28/11
1 - 7	80.5	87.5	80.3
8 - 30	1.7	4.0	3.0
31 - 60	0.0	1.0	3.0
61 - 90	1.0	0.0	0.0
91 - 180	13.7	4.3	10.8
> 180	3.1	3.2	2.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/29/12	8/31/11	2/28/11
Fidelity Arizona Municipal Money Market Fund	31 Days	21 Days	29 Days
All Tax-Free Money Market Funds Average*	28 Days	30 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/29/12	8/31/11	2/28/11
Fidelity Arizona Municipal Money Market Fund	31 Days	21 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
Variable Rate Demand Notes (VRDNs) 69.8%	Variable Rate Demand Notes (VRDNs) 81.8%
Commercial Paper (including CP Mode) 4.6%	Commercial Paper (including CP Mode) 5.0%
Fidelity Municipal Cash Central Fund 10.8%	Fidelity Municipal Cash Central Fund 5.7%
Other Investments 15.1%	Other Investments 7.4%
Net Other Assets† (0.3)%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.

† Net Other Assets is not included in the pie chart.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.3%
	Principal Amount	Value
Arizona - 87.0%
Arizona Ctfs. of Partnership Bonds Series 2010 B, 5% 10/1/12	$ 2,000,000	$ 2,050,599
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,570,000	8,570,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,520,000	11,520,000
Series 2009 F, 0.14% 3/7/12, LOC Citibank NA, VRDN (a)	9,200,000	9,200,000
Bonds (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/13	1,000,000	1,038,953
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.2% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,645,000	3,645,000
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5% 9/1/12	3,600,000	3,677,812
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.18% 3/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,600,000	3,600,000
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/12	1,500,000	1,523,799
Arizona State Univ. Energy Mgmt. Rev. Bonds (Univ. Proj.-Tempe Campus) Series 2011, 3% 7/1/12	1,250,000	1,259,556
Arizona Trans. Board Excise Tax Rev.:
Bonds:
Series 2009, 4% 7/1/12	3,400,000	3,442,591
Series 2010, 5% 7/1/12	1,200,000	1,218,969
Series 2011, 2% 7/1/12	3,600,000	3,621,222
Participating VRDN Series MT 726, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,400,000	7,400,000
Arizona Trans. Board Hwy. Rev.:
Bonds:
Series 2002 B, 5.25% 7/1/12	1,600,000	1,626,716
Series 2005 A, 5.25% 7/1/12	3,845,000	3,909,453
Series 2011 A, 2% 7/1/12	3,600,000	3,621,368
Participating VRDN Series WF 11 138C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	5,285,000	5,285,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds:
Series 2008 A, 5% 10/1/12	1,000,000	1,027,280
Series 2009 A, 4% 10/1/12	605,000	617,877
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.53% 3/7/12, LOC Bank of America NA, VRDN (a)(d)	1,430,000	1,430,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.16% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	$ 4,470,000	$ 4,470,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.13% 3/1/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.18% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Maricopa County Cmnty. College District Bonds Series 2004, 5% 7/1/12	1,100,000	1,117,428
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.19% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	2,399,675	2,399,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	1,500,000	1,500,000
(San Angelin Apts. Proj.) Series 2004, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,100,000	3,100,000
(San Fernando Apts. Proj.) Series 2004, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	2,700,000	2,700,000
(San Lucas Apts. Proj.) Series 2003, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	7,000,000	7,000,000
(San Remo Apts. Proj.) Series 2002, 0.16% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	14,200,000	14,200,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.23% 3/7/12, LOC Freddie Mac, VRDN (a)(d)	6,040,000	6,040,000
(Village Square Apts. Proj.) Series 2004, 0.18% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.2% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.15% 3/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,700,000	3,700,000
Mesa Util. Sys. Rev.:
Bonds Series 2002, 5.75% 7/1/12	750,000	763,487
Participating VRDN Series ROC II R 11959X, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	$ 4,600,000	$ 4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/12	2,500,000	2,540,300
Participating VRDN:
Series Putters 3458, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,825,000	7,825,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.25% 3/1/12, LOC Wells Fargo Bank NA, VRDN (a)	100,000	100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.16% 3/7/12, LOC Freddie Mac, VRDN (a)	1,100,000	1,100,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.13% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Series 2007 B, 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	17,000,000	17,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.27% 3/7/12, LOC Bank of America NA, VRDN (a)(d)	4,330,000	4,330,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.35% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	720,000	720,000
(Phoenix Expansion Proj.) Series 2002, 0.41% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,960,000	1,960,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.18% 3/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	5,725,000	5,725,000
Pima County Gen. Oblig. Bonds:
Series 2009 A, 3% 7/1/12	5,000,000	5,046,051
Series 2011, 1.5% 7/1/12	1,450,000	1,455,997
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.17% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.15% 3/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	$ 3,660,000	$ 3,660,000
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,500,000	3,510,171
Pima County Swr. Sys. Rev. Bonds Series 2011 B, 1% 7/1/12	5,225,000	5,238,383
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2009 A, 5% 1/1/13	300,000	311,853
Participating VRDN:
Series EGL 06 14 Class A, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Series MT 737, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,300,000	7,300,000
Series RBC O1, 0.14% 3/7/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,600,000	1,600,000
Series ROC II R 11712, 0.19% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,435,000	2,435,000
Series ROC II R 11980 X, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,700,000	3,700,000
Series WF 09 40C, 0.17% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Series C:
0.14% 3/16/12, CP	4,500,000	4,500,000
0.15% 5/8/12, CP	4,000,000	4,000,000
0.2% 8/16/12, CP	7,200,000	7,200,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,105,000	11,105,000
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2004, 5% 7/1/12	3,000,000	3,047,816
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.3% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Tempe Gen. Oblig. Bonds:
Series 2010 C, 2% 7/1/12	1,750,000	1,760,214
Series 2011 A, 4% 7/1/12	1,000,000	1,012,440
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.22% 3/7/12, LOC Bank of America NA, VRDN (a)	7,450,000	7,450,000
Tempe Transit Excise Tax Rev. Series 2006, 0.14% 3/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	27,920,000	27,920,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Yavapai County Indl. Dev. Auth.:
(Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.17% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,700,000	$ 3,700,000
Bonds (Northern Healthcare Sys. Proj.) Series 2011, 2% 10/1/12	3,400,000	3,429,678
		335,809,688
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 3/22/12, CP mode (d)	600,000	600,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.4% tender 3/13/12, CP mode	1,100,000	1,100,000
0.4% tender 3/13/12, CP mode	400,000	400,000
		1,500,000
Michigan - 1.2%
Michigan Fin. Auth. Rev. Series 2011 L, 0.16% 3/7/12, LOC Citibank NA, VRDN (a)	4,500,000	4,500,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 3/7/12, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Pennsylvania - 0.4%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.15% 3/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,455,000	1,455,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	500,000	500,000
Municipal Securities - continued
	Shares	Value
Other - 10.8%
Fidelity Municipal Cash Central Fund, 0.15% (b)(c)	41,599,000	$ 41,599,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $386,963,688)		386,963,688
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,130,877)
NET ASSETS - 100%		$ 385,832,811
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 8,428
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $345,364,688)	$ 345,364,688
Fidelity Central Funds (cost $41,599,000)	41,599,000
Total Investments (cost $386,963,688)		$ 386,963,688
Cash		88,674
Receivable for fund shares sold		4,074,713
Interest receivable		499,127
Distributions receivable from Fidelity Central Funds		3,520
Other receivables		128
Total assets		391,629,850

Liabilities
Payable for investments purchased	$ 2,875,486
Payable for fund shares redeemed	2,869,556
Distributions payable	39
Accrued management fee	51,950
Other affiliated payables	8
Total liabilities		5,797,039

Net Assets		$ 385,832,811
Net Assets consist of:
Paid in capital		$ 385,832,782
Undistributed net investment income		32
Accumulated undistributed net realized gain (loss) on investments		(3)
Net Assets, for 385,640,806 shares outstanding		$ 385,832,811
Net Asset Value, offering price and redemption price per share ($385,832,811 ÷ 385,640,806 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)
Investment Income
Interest		$ 311,961
Income from Fidelity Central Funds		8,428
Total income		320,389

Expenses
Management fee	$ 915,579
Independent trustees' compensation	680
Total expenses before reductions	916,259
Expense reductions	(614,171)	302,088
Net investment income (loss)		18,301
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(14)
Net increase in net assets resulting from operations		$ 18,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,301	$ 35,578
Net realized gain (loss)	(14)	(15)
Net increase in net assets resulting from operations	18,287	35,563
Distributions to shareholders from net investment income	(18,269)	(35,625)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	514,875,054	1,224,027,384
Reinvestment of distributions	18,012	35,233
Cost of shares redeemed	(511,748,261)	(1,186,736,364)
Net increase (decrease) in net assets and shares resulting from share transactions	3,144,805	37,326,253
Total increase (decrease) in net assets	3,144,823	37,326,191

Net Assets
Beginning of period	382,687,988	345,361,797
End of period (including undistributed net investment income of $32 and undistributed net investment income of $0, respectively)	$ 385,832,811	$ 382,687,988

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.006	.022	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.006	.022	.032
Distributions from net investment income	- F	- F	- F	(.006)	(.022)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.64%	2.25%	3.26%
Ratios to Average Net Assets D,E
Expenses before reductions	.50% A	.50%	.50%	.54%	.50%	.50%
Expenses net of fee waivers, if any	.17% A	.26%	.33%	.53%	.50%	.50%
Expenses net of all reductions	.17% A	.26%	.33%	.52%	.41%	.38%
Net investment income (loss)	.01% A	.01%	.01%	.64%	2.20%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,833	$ 382,688	$ 345,362	$ 373,206	$ 393,043	$ 340,848

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund)is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 160,707,687	$ 10,337,480	$ (430,847)	$ 9,906,633
Fidelity Arizona Municipal Money Market Fund	386,963,688	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total capital loss carryforwards
Fidelity Arizona Municipal Income Fund	$ (241,334)	$ -	$ -	$ (241,334)
Fidelity Arizona Municipal Money Market Fund	-	(5)	(60)	(65)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $14,138,571 and $5,047,998, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 225

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $613,970.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 384
Fidelity Arizona Municipal Money Market Fund	201

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Arizona Municipal Income Fund's total expense ratio ranked equal to its competitive median for 2010.

The Board noted that Arizona Municipal Money Market Fund's total expense ratio ranked below its competitive median for 2010. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid by the fund in certain circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

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Semiannual Report

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Semiannual Report

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Fidelity®
Maryland Municipal Income
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Semiannual Report

February 29, 2012\

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.55%	$ 1,000.00	$ 1,047.80	$ 2.80
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.13	$ 2.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.7	35.3
Health Care	12.0	12.8
Education	10.0	11.1
Water & Sewer	10.0	10.9
Transportation	7.5	8.2
Weighted Average Maturity as of February 29, 2012
		6 months ago
Years	5.6	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	6.5	7.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
AAA 25.9%	AAA 22.2%
AA,A 59.3%	AA,A 64.9%
BBB 5.7%	BBB 9.0%
BB and Below 1.2%	BB and Below 0.2%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.5%
	Principal Amount	Value
District Of Columbia - 2.1%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,586,009
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	502,615
Maryland - 84.3%
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,407,996
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	991,562
Baltimore County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,580,940
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,646,778
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,257,660
5% 2/1/38	1,930,000	2,138,537
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	526,185
Series 2010, 5% 8/1/20	1,000,000	1,264,600
Baltimore County Metropolitan District 4% 8/1/24	3,000,000	3,414,750
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,403,694
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,960,112
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,686,835
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,336,668
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	252,480
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,946,445
5% 7/1/37 (AMBAC Insured)	2,000,000	2,159,560
5% 7/1/37 (FSA Insured)	4,000,000	4,317,080
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,215,360
5% 7/1/38 (FSA Insured)	2,000,000	2,164,020
Series 2009 C, 5.625% 7/1/39	2,000,000	2,282,020
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	$ 370,000	$ 440,644
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	358,323
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	500,000	510,040
5% 11/1/13	350,000	365,838
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,147,730
Series 2009 A:
5% 3/1/25	610,000	730,567
5% 3/1/27	1,255,000	1,486,849
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006, 5.5% 9/1/12	195,000	198,592
Frederick County Gen. Oblig.:
Series 2005, 5% 12/1/15 (Escrowed to Maturity)	1,000,000	1,164,450
Series 2011 A, 4% 8/1/16	2,205,000	2,532,531
Series 2011 B, 4% 8/1/17	2,575,000	3,016,020
Howard County Gen. Oblig. Series 2011 B, 5% 8/15/22	3,285,000	4,158,350
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,500,730
4% 5/15/23	1,390,000	1,582,376
Maryland Dept. of Trans. County Trans. Rev. Series 2009, 4% 6/15/23	2,000,000	2,259,500
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,570,305
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,317,517
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	554,680
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	759,549
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	522,465
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,192,240
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2002 A, 5.5% 3/1/17	2,265,000	2,792,111
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.): - continued
First Series 2003 A, 5.25% 3/1/17	$ 4,295,000	$ 5,246,729
First Series 2009 A, 5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	750,000	910,718
First Series 2009 C, 5% 3/1/18	1,050,000	1,293,558
Second Series 2009 A, 5% 8/15/23	2,460,000	2,916,994
Second Series 2009 B, 5% 8/15/21	3,000,000	3,713,130
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	547,760
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,536,765
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,355,000	1,400,094
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity)	240,000	249,557
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	1,000,000	1,000,920
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity)	245,000	250,282
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,617,957
(Johns Hopkins Univ. Proj.):
Series 2002 A, 5% 7/1/32	1,015,000	1,026,317
Series 2004 A:
5% 7/1/24	1,000,000	1,085,310
5% 7/1/33	2,000,000	2,146,760
5% 7/1/38	2,000,000	2,140,140
Series 2008 A, 5.25% 7/1/38	5,000,000	5,689,550
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	337,785
Series 2011, 6% 7/1/41	1,500,000	1,692,825
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	2,001,240
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,031,010
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,025,850
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,225,930
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,039,680
Series 2008 F, 5.25% 7/1/19	1,700,000	1,947,146
Series 2010, 5.125% 7/1/39	1,700,000	1,829,200
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	$ 525,000	$ 585,995
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	418,520
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,639,544
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,865,486
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,476,314
Series 2011 A, 5% 5/15/23	1,500,000	1,781,865
Series 2011, 5% 8/15/22	1,000,000	1,166,100
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,103,850
5.25% 12/15/15	320,000	321,018
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,167,680
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,344,620
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,215,040
5% 7/1/31 (FSA Insured)	5,000,000	5,514,200
Series 2008:
5% 7/1/35	880,000	965,747
5% 7/1/37 (FSA Insured)	4,485,000	4,866,046
6.8% 7/1/16 (Escrowed to Maturity)	490,000	560,668
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,222,460
Series 2007 A, 5% 5/1/25	1,000,000	1,146,240
(Dept. of Liquor Cont. Proj.):
Series 2009 A, 5% 4/1/14	1,000,000	1,087,220
Series 2011 A, 5% 4/1/20	1,405,000	1,730,693
(Trinity Health Cr. Group Proj.) Series 2011 MD, 5% 12/1/40	1,000,000	1,107,160
Series 2011 A, 5% 7/1/24	2,000,000	2,408,240
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 519,730
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Series 2003, 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,516,650
Prince Georges County Gen. Oblig.:
Series 2011 A, 5% 9/15/26	2,500,000	3,072,175
Series 2011 B, 5% 9/15/22	1,880,000	2,378,238
Washington Suburban San. District:
Series 2009 A, 5% 6/1/17	5,000,000	6,109,797
5% 6/1/20	2,000,000	2,470,720
		180,779,912
Puerto Rico - 5.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	1,240,000	1,599,600
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	296,018
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,151,290
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/23	1,110,000	1,237,839
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	797,041
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	261,885
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,138,530
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,430
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,534,890
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,163,220
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series VV, 5.25% 7/1/24 (FGIC Insured)	$ 1,000,000	$ 1,155,440
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/39	5,000,000	1,176,450
		12,630,633
TOTAL INVESTMENT PORTFOLIO - 92.5% (Cost $185,139,005)	198,499,169
NET OTHER ASSETS (LIABILITIES) - 7.5%	16,089,517
NET ASSETS - 100%	$ 214,588,686
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.7%
Health Care	12.0%
Education	10.0%
Water & Sewer	10.0%
Transportation	7.5%
Special Tax	6.8%
Others (Individually less than 5%)	9.5%
Net Other Assets	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $185,139,005)		$ 198,499,169
Cash		13,723,166
Receivable for fund shares sold		633,322
Interest receivable		2,010,386
Other receivables		871
Total assets		214,866,914

Liabilities
Payable for fund shares redeemed	$ 49,040
Distributions payable	132,193
Accrued management fee	96,995
Total liabilities		278,228

Net Assets		$ 214,588,686
Net Assets consist of:
Paid in capital		$ 201,392,484
Undistributed net investment income		783
Accumulated undistributed net realized gain (loss) on investments		(164,745)
Net unrealized appreciation (depreciation) on investments		13,360,164
Net Assets, for 18,613,756 shares outstanding		$ 214,588,686
Net Asset Value, offering price and redemption price per share ($214,588,686 ÷ 18,613,756 shares)		$ 11.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 3,509,502

Expenses
Management fee	$ 542,613
Independent trustees' compensation	358
Miscellaneous	265
Total expenses before reductions	543,236
Expense reductions	(1,319)	541,917
Net investment income (loss)		2,967,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,516
Investment not meeting investment restrictions	(1,122)
Payment from investment advisor for loss on investment not meeting investment restrictions	1,122
Total net realized gain (loss)		193,516
Change in net unrealized appreciation (depreciation) on investment securities		6,128,611
Net gain (loss)		6,322,127
Net increase (decrease) in net assets resulting from operations		$ 9,289,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,967,585	$ 6,146,587
Net realized gain (loss)	193,516	102,605
Change in net unrealized appreciation (depreciation)	6,128,611	(3,020,531)
Net increase (decrease) in net assets resulting from operations	9,289,712	3,228,661
Distributions to shareholders from net investment income	(2,966,622)	(6,145,085)
Share transactions Proceeds from sales of shares	29,229,444	46,278,332
Reinvestment of distributions	2,052,774	4,220,305
Cost of shares redeemed	(11,029,745)	(57,232,181)
Net increase (decrease) in net assets resulting from share transactions	20,252,473	(6,733,544)
Redemption fees	1,939	2,363
Total increase (decrease) in net assets	26,577,502	(9,647,605)

Net Assets
Beginning of period	188,011,184	197,658,789
End of period (including undistributed net investment income of $783 and distributions in excess of net investment income of $180, respectively)	$ 214,588,686	$ 188,011,184
Other Information Shares
Sold	2,574,172	4,232,205
Issued in reinvestment of distributions	181,061	385,772
Redeemed	(976,764)	(5,269,070)
Net increase (decrease)	1,778,469	(651,093)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 11.30	$ 10.78	$ 10.64	$ 10.64	$ 10.85
Income from Investment Operations
Net investment income (loss) D	.170	.366	.375	.392	.397	.403
Net realized and unrealized gain (loss)	.360	(.130)	.521	.151	.022	(.189)
Total from investment operations	.530	.236	.896	.543	.419	.214
Distributions from net investment income	(.170)	(.366)	(.376)	(.393)	(.397)	(.403)
Distributions from net realized gain	-	-	-	(.010)	(.022)	(.021)
Total distributions	(.170)	(.366)	(.376)	(.403)	(.419)	(.424)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.53	$ 11.17	$ 11.30	$ 10.78	$ 10.64	$ 10.64
Total Return B, C	4.78%	2.21%	8.46%	5.34%	4.00%	1.98%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.55%	.55%	.54%	.50%	.48%
Net investment income (loss)	3.02% A	3.35%	3.42%	3.79%	3.71%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,589	$ 188,011	$ 197,659	$ 162,478	$ 156,623	$ 131,645
Portfolio turnover rate	7% A	22%	2%	23%	12%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,460,010
Gross unrealized depreciation	(89,083)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,370,927

Tax cost	$ 185,128,242

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (315,116)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,780,192 and $6,591,200, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $265 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,319.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Maryland Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Maryland Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Maryland Municipal Income Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked equal to its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SMD-USAN-0412
1.790944.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012